NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 24. Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Carrying amount of the impaired finance receivables	$ 22,762	$ 21,265	$ 11,185
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 3,149	$ 4,032	$ 2,606